Stock-based Compensation - Inducement Plan - Stock Option Activity (Details) - Inducement Plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OUTSTANDING OPTIONS
Outstanding at beginning of period	2,590,400
Options granted	130,000
Options forfeited	(29,600)
Outstanding at end of period	2,690,800	2,590,400
WEIGHTED-AVERAGE EXERCISE PRICE
Outstanding at beginning of period	$ 1.97
Options granted	3.2
Options forfeited	3.85
Outstanding at end of period	$ 2.01	$ 1.97
VESTED AND EXPECTED TO VEST
Outstanding options	1,610,833
Weighted-Average Exercise Price	$ 1.96
Weighted-Average Remaining Contractual Term	6 years 10 months 24 days
ADDITIONAL DISCLOSURES
Outstanding options exercisable at end of period	1,452,908
Weighted-average exercise price exercisable at end of period	$ 1.95
Weighted-average contractual term outstanding	7 years 1 month 6 days	8 years
Weighted-average contractual term (years) exercisable	7 years